DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)								9 Months Ended		10 Months Ended	12 Months Ended
	Aug. 23, 2023	Aug. 18, 2023	Feb. 13, 2023	Nov. 22, 2022	Aug. 03, 2022	Dec. 07, 2021	Nov. 23, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Nov. 17, 2023	Oct. 31, 2023	Oct. 01, 2023	Feb. 21, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, date of incorporation								Mar. 08, 2021			Mar. 08, 2021
Proceeds from initial public offering										$ 197,498,815
Offering costs										582,540
Deferred underwriting commissions							$ 5,999,964			5,999,964
Warrants price per share							$ 11.50	$ 0.01			$ 0.01
Transaction costs							$ 9,351,106
Underwriting fees							2,499,985
Sale of stock consideration on transaction, fair value							268,617
Other offering costs							582,540
Ownership interest								50.00%			50.00%
Net tangible assets											$ 5,000,001
Investment of cash in trust account								$ 2,060,000		$ 202,998,782	2,999,982
Dissolution expenses											$ 100,000
Share price											$ 10.00
Cash								80,473			$ 271,467
Working capital								4,171,122			$ 2,488,340
Deposits	$ 1,740,000
Business combination tangible assets net								$ 5,000,001
Offering price								$ 18.00			$ 18.00
Dissolution expenses								$ 100,000
Capital contribution								2,060,000
Cash								$ 80,473
Subsequent Event [Member] | Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits															$ 290,000
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued							25,100
Notes issued							$ 400,000
Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price	$ 0.04
Deposits	$ 160,000
Trust Account [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price													$ 0.04
Deposits												$ 640,000	$ 160,000	$ 320,000
Seamless Group Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits															$ 290,000
Business combination to redeem, percentage								100.00%
Business Combination Agreement [Member] | Seamless Group Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment of cash in trust account				$ 2,999,982
Business Combination Agreement [Member] | FINTECH Merger Sub-Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price					$ 10.00
Business combination, consideration transferred					$ 400,000,000
Common stock stated value per share					$ 0.0001
Offering price					$ 10.00
Transaction Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, price per share								$ 10.15			10.15
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, price per share		$ 10.94	$ 10.49					12.00			12.00
Common stock stated value per share								0.0001		$ 0.0001	0.0001
Redeem shares issued		2,176,003	10,415,452
Redeem shares issued, amount		$ 23,800,000	$ 109,310,000
Redeem shares issued, trust amount		$ 81,100,000	$ 100,590,000
Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Redeem shares issued	10,415,452
custom:RedemptionPricePerShare	$ 10.49
Redeem shares issued, amount	$ 109,310,000
Common Class A [Member] | Subsequent Event [Member] | Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits	$ 100,590,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, price per share							$ 10.15	10.15			10.15
Proceeds from initial public offering							$ 202,998,782
Share price											$ 10.15
Offering price								$ 10.15
IPO [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes issued						$ 400,000
Capital contribution						$ 25,100
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, new issues							19,999,880
Sale of stock, price per share							$ 10.00
Proceeds from initial public offering							$ 199,998,800
Offering costs							9,351,106
Deferred underwriting commissions							$ 5,999,964
Warrants price per share							$ 11.50
Underwriting fees							$ 2,499,985
Sale of stock consideration on transaction, fair value							268,617
Other offering costs							$ 582,540
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, new issues							2,608,680
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued, shares							7,796,842				7,796,842
Warrants price per share							$ 1.00				$ 1.00
Proceeds from warrants							$ 7,796,842				$ 7,796,842